Basic and Diluted Net Loss Per Share (Details) - shares	Jun. 30, 2024	Jun. 30, 2023
Basic and Diluted Net Loss Per Share [Abstract]
Weighted average number of shares related to outstanding options and warrants	33,471,100	30,556,667